Notes Payable and Long-Term Debt - Notes payable and bank lines (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes payable to bank
Notes Payable and Long Term Debt
Notes payable outstanding		$ 121	$ 141
Weighted average interest rate (as a percent)		14.88%	11.74%
Committed bank line | Wells Fargo
Notes Payable and Long Term Debt
Maximum capacity	$ 100
Basis spread on variable rate (as a percent)	0.50%
Unused commitment fee	0.09%
Outstanding balance		$ 0
Uncommitted bank lines
Notes Payable and Long Term Debt
Maximum capacity		380
Letters of credit outstanding		4
Uncommitted bank lines | Foreign subsidiaries
Notes Payable and Long Term Debt
Notes payable outstanding		121
Maximum capacity		330
Uncommitted bank lines | Foreign subsidiaries | South African Rand
Notes Payable and Long Term Debt
Notes payable outstanding		74
Uncommitted bank lines | Foreign subsidiaries | Argentine pesos
Notes Payable and Long Term Debt
Notes payable outstanding		26
Uncommitted bank lines | Foreign subsidiaries | Brazilian reais
Notes Payable and Long Term Debt
Notes payable outstanding		14
Uncommitted bank lines | Foreign subsidiaries | Zambian kwacha
Notes Payable and Long Term Debt
Notes payable outstanding		$ 7